CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 27,159,421	$ 3,450,873	$ 2,215,103
Other financial assets	28,799,833	4,683,508	4,550,847
Trade receivables	73,546,633	59,236,377	52,888,427
Other receivables	4,770,672	1,981,829	4,240,205
Income and minimum presumed income taxes recoverable	112,220	1,263,795	2,082,269
Inventories	29,338,548	27,322,003	19,366,001
Biological assets	965,728	270,579
Total current assets	164,693,055	98,208,964	85,342,852
NON-CURRENT ASSETS
Other financial assets	322,703	376,413	243,358
Other receivables	1,703,573	1,560,310	4,979,507
Income and minimum presumed income taxes recoverable	6,029	1,184	126,653
Deferred tax assets	2,693,195	3,743,709	5,601,821
Investments in joint ventures and associates	24,652,792	25,321,028	19,072,055
Property, plant and equipment	41,515,106	43,834,548	40,177,146
Intangible assets	35,333,464	39,616,426	26,657,345
Goodwill	25,526,855	29,804,715	14,438,027
Right of use asset	1,114,597
Total non-current assets	132,868,314	144,258,333	111,295,912
Total assets	297,561,369	242,467,297	196,638,764
CURRENT LIABILITIES
Trade and other payables	57,289,862	40,578,494	27,708,830
Borrowings	63,721,735	66,477,209	65,308,928
Employee benefits and social security	4,510,592	5,357,218	4,411,713
Deferred revenue and advances from customers	2,865,437	1,074,463	1,007,301
Income and minimum presumed income taxes payable	1,556,715	142,028	2,569
Government grants	1,270	2,110	17,695
Financed payment - Acquisition of business		2,826,611	20,223,590
Lease liabilities	665,098
Total current liabilities	130,610,709	116,458,133	118,680,626
NON-CURRENT LIABILITIES
Trade and other payables	452,654	452,654
Borrowings	41,226,610	37,079,521	25,708,205
Employee benefits and social security	534,038
Government grants	2,335	8,098	15,532
Joint ventures and associates	1,548,829	1,970,903	2,012,298
Deferred tax liabilities	16,858,125	21,101,871	13,591,942
Provisions	417,396	439,740	845,486
Financed payment - Acquisition of business			2,651,019
Private warrants	1,686,643	2,861,511
Convertible notes	43,029,834
Lease liabilities	444,714
Total non-current liabilities	106,201,178	63,914,298	44,824,482
Total liabilities	236,811,887	180,372,431	163,505,108
EQUITY
Equity attributable to owners of the parent	46,179,395	47,301,863	13,713,484
Non-controlling interests	14,570,087	14,793,003	19,420,172
Total equity	60,749,482	62,094,866	33,133,656
Total equity and liabilities	$ 297,561,369	$ 242,467,297	$ 196,638,764